Shareholders' equity - Preferred Stock Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Mellon Capital IV | The Bank Of New York Mellon Corporation
Class of Stock [Line Items]
Ownership percentage	100.00%
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Liquidation preference per share (usd per share)			$ 100,000
Deferred fees for preferred stock redemption			$ 10
Series D Preferred Stock
Class of Stock [Line Items]
Liquidation preference per share (usd per share)	$ 100,000
Deferred fees for preferred stock redemption	$ 10